U.S. Bancorp Fund Services LLC

615 East Michigan Street

Milwaukee, WI 53202

February 15, 2013

VIA EDGAR

United States Securities and Exchange Commission

Division of Investment Management

100 F. Street, N.E.

Washington, D.C. 20549-1004

Re:	Direxion Funds (the “Trust”)
File Nos.: 333-28697 and 811-08243

Dear Sir or Madam:

Pursuant to Rule 497(e) of the Securities Act of 1933, as amended (the “1933 Act”) and the regulations thereunder, transmitted herewith on behalf of the Trust is the XBRL risk/return summaries and corresponding XBRL exhibits, noted below, that mirrors the revisions to the risk/return summary described for the Direxion/Wilshire Dynamic Fund and filed pursuant to Rule 497(e) under the 1933 Act on January 25, 2013. This January 25, 2013 Rule 497(e) filing (Accession No. 0000894189-13-000367) is hereby incorporated by reference to today’s Rule 497(e) filing.

The XBRL exhibits attached hereto consist of the following:

EXHIBIT INDEX

Exhibit	Exhibit No.

Instance Document	EX-101.INS

Schema Document	EX-101.SCH

Calculation Linkbase Document	EX-101.CAL

Definition Linkbase Document	EX-101.DEF

Label Linkbase Document	EX-101.LAB

Presentation Linkbase Document	EX-101.PRE

If you have any questions concerning the foregoing, please contact Adam Henkel of U.S. Bancorp Fund Services, LLC at
(312) 325-2037.

Sincerely,

/s/ Adam R. Henkel
Adam R. Henkel, Esq. For U.S. Bancorp Fund Services, LLC